Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Cost of goods sold	$ 3	$ 39	$ 2
Employee benefit expenses	27,956	27,300	23,472
Promotional fees	9,565	7,517	10,841
Platform fees	8,708	5,518	4,286
Professional service fees	6,888	8,537	3,753
Insurance expenses	2,102	459	82
Warranty cost	677	897	734
Depreciation of right-of-use assets	441	456	389
Depreciation of property, plant and equipment	197	247	209
Amortization of intangible assets	75	63	47
Listing expense	0	65,264	0
Others	2,553	2,077	1,982
Total operating costs and operating expenses	$ 59,165	$ 118,374	$ 45,797